FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Hedging instrument, assets	$ 5	$ 18
Cash Flow Hedges
Disclosure of financial assets [line items]
Hedging instrument, assets	5	18
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	159	40
Derivative financial instruments | Level 1 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Level 2 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	42	26
Derivative financial instruments | Level 3 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	117	14
Contingent consideration | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	0	39
Contingent consideration | Level 1 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Level 2 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	0	0
Contingent consideration | Level 3 | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Fair Value	0	39
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,656	10,499
Loans and borrowings | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	12,649	9,989
Loans and borrowings | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Subscription receipts (Note 17)	13	80
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	13	51
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 0	$ 29